Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Mar. 10, 2026	Sep. 30, 2025	Jul. 31, 2025	Sep. 30, 2024	Jul. 31, 2024	Sep. 30, 2023	Sep. 29, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Jul. 31, 2016
C000262008
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Active Income ETF
Account Value (Deprecated 2024-07-31)	$ 22,657		$ 21,154		$ 18,594		$ 14,895		$ 13,410	$ 16,133	$ 12,168	$ 12,575	$ 12,181	$ 11,524	$ 10,064	$ 10,000
S&P Composite 1500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Total Return Index
Account Value (Deprecated 2024-07-31)	$ 11,103	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	$ 11,431		11,386		11,067		9,919		9,856	11,541	11,645	10,885	9,868	9,990	9,983	10,000
S&P Composite 1500 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Account Value (Deprecated 2024-07-31)	$ 15,784			$ 12,480		$ 12,339		$ 10,000
NPF Core Equity ETF
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	11,100	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	40,742		36,035		30,643		22,473		18,479	21,861	16,816	14,603	14,008	11,880	10,016	10,000
60% S&P 500 and 40% US Aggregate Bond
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	25,131		$ 23,268		$ 20,836		$ 16,539		$ 14,635	$ 17,187	$ 14,701	$ 13,067	$ 12,201	$ 11,093	$ 10,003	$ 10,000
Sovereigns Capital Flourish Fund
Account Value [Line Items]
Account Value (Deprecated 2024-07-31)	$ 12,453			$ 11,912		$ 12,394		$ 10,000